Power generation licenses (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impairment test of power generation licence [line items]
Growth rates on average	2.00%
Growth rates of cash flows beyond the terminal year	2.00%
Tuas Power [member]
Impairment test of power generation licence [line items]
Pre-tax discount rates	7.33%	8.02%
Tuas Power [member] | Absolute increase in discount rate of 0.5% [member]
Impairment test of power generation licence [line items]
Recoverable amount of the CGU	¥ (1,706,000,000)	¥ (1,715,000,000)
Power generation licence [member]
Impairment test of power generation licence [line items]
Impairment provided for the power generation licence	¥ 0	¥ 0